Impact from Foreign Exchange Derivative Instruments Designated in Cash Flow Hedging Relationships (Detail) (Cash Flow Hedge, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flow Hedge
Derivative Instruments, Gain (Loss) [Line Items]
Gain recorded in other comprehensive loss	$ 384
Gain reclassified from accumulated other comprehensive loss into earnings	$ 0	$ 0